Retirement Benefit Plans - Disclosure of Benefits Expected To Be Paid (Details) £ in Millions	Dec. 31, 2022 GBP (£)
2023
Disclosure of net defined benefit liability (asset) [line items]
Benefits expected to be paid	£ 416
2024
Disclosure of net defined benefit liability (asset) [line items]
Benefits expected to be paid	360
2025
Disclosure of net defined benefit liability (asset) [line items]
Benefits expected to be paid	382
2026
Disclosure of net defined benefit liability (asset) [line items]
Benefits expected to be paid	404
2027
Disclosure of net defined benefit liability (asset) [line items]
Benefits expected to be paid	425
Five years ending 2032
Disclosure of net defined benefit liability (asset) [line items]
Benefits expected to be paid	£ 2,325